Investments in associates - Schedule of Detailed information of Significant Investments In Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Income (loss) from investments in associates	$ (5,214)	$ 0	$ 0
Investments in associates	$ 54,542	$ 11,906
VMOS S.A. [Member]
Disclosure of associates [line items]
Equity interest	10.20%	14.10%
Income (loss) from investments in associates	$ (5,214)	$ 0	0
Investments in associates	$ 30,702	$ 12
Main activity	Midstream
Other Associates [Member]
Disclosure of associates [line items]
Equity interest	0.00%	0.00%
Income (loss) from investments in associates	$ 0	$ 0	$ 0
Investments in associates	$ 23,840	$ 11,894